Results from discontinued operations (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of discontinued operations
	June 30, 2021	June 30, 2020	June 30, 2019
Revenues	37,844	155,544	149,726
Costs	(30,707)	(111,519)	(104,782)
Gross profit	7,137	44,025	44,944
Net loss from fair value adjustment of investment properties	(28)	(4,490)	7,333
General and administrative expenses	(4,355)	(14,824)	(13,721)
Selling expenses	(4,150)	(20,308)	(18,386)
Impairment of associates and joint ventures	-	(3,710)	-
Other operating results, net	1,416	536	1,492
Profit from operations	20	1,229	21,662
Share of profit of associates and joint ventures	719	2,175	208
Profit before financial results and income tax	739	3,404	21,870
Finance income	526	2,022	3,031
Finance cost	(6,901)	(25,576)	(27,208)
Other financial results	458	(12,068)	2,892
Financial results, net	(5,917)	(35,622)	(21,285)
Loss before income tax	(5,178)	(32,218)	585
Income tax	277	(252)	(2,965)
Loss from operations that are discontinued	(4,901)	(32,470)	(2,380)
(Loss) / gain for loss of control	(4,022)	27,523	-
Loss from discontinued operations	(8,923)	(4,947)	(2,380)

(Loss) / profit for the year from discontinued operations attributable to:
Equity holders of the parent	(7,050)	(8,527)	(6,169)
Non-controlling interest	(1,873)	3,580	3,789
Loss per share from discontinued operations attributable to equity holders of the parent:
Basic	(11.98)	(14.82)	(10.73)
Diluted	(11.98)	(14.82)	(10.73)